UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	April 25, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: 89,491



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ---
-----
AOL Time Warner (AOL)          COM              00184A105     4272   106390 SH       SOLE                   106390
Abbott Labs (ABT)              COM              002824100      432     9150 SH       SOLE                     9150
American Express (AXP)         COM              025816109     3479    84245 SH       SOLE                    84245
American Home Products (AHP)   COM              026609107      294     5000 SH       SOLE                     5000
American Int'l Group (AIG)     COM              026874107      406     5042 SH       SOLE                     5042
BP Amoco (BP)                  COM              055622104     2411    48596 SH       SOLE                    48596
Banc One Corp (ONE)            COM              06423A103      327     9050 SH       SOLE                     9050
BellSouth (BLS)                COM              079860102      335     8175 SH       SOLE                     8175
Bristol Myers Squibb (BMY)     COM              110122108     4279    72031 SH       SOLE                    72031
CVS Corp (CVS)                 COM              126650100      371     6350 SH       SOLE                     6350
Charles Schwab Corp (SCH)      COM              808513105     1477    95776 SH       SOLE                    95776
Chevron (CHV)                  COM              166751107      344     3920 SH       SOLE                     3920
Cisco (CSCO)                   COM              17275R102     1565    98977 SH       SOLE                    98977
Citigroup (C)                  COM              172967101     3736    83052 SH       SOLE                    83052
Coca Cola (KO)                 COM              191216100     2900    64210 SH       SOLE                    64210
Colgate Palmolive (CL)         COM              194162103     4002    72427 SH       SOLE                    72427
Deere & Co. (DE)               COM              244199105     3316    91260 SH       SOLE                    91260
Enron Corp (ENE)               COM              293561106     1566    26950 SH       SOLE                    26950
Estee Lauder (EL)              COM              518439104     3481    95590 SH       SOLE                    95590
ExxonMobil (XOM)               COM              30231G102     2869    35425 SH       SOLE                    35425
Fedex Corp (FDX)               COM              31428X106     2154    51670 SH       SOLE                    51670
Fenwal Controls of Japan Ltd   COM              J1346Y106      104    29000 SH       SOLE                    29000
Ford Motor Co (F)              COM              345370860     4049   143986 SH       SOLE                   143986
Freddie Mac (FRE)              COM              313400301     2561    39505 SH       SOLE                    39505
Gannett Co., Inc. (GCI)        COM              364730101     3198    53545 SH       SOLE                    53545
General Electric (GE)          COM              369604103     3550    84817 SH       SOLE                    84817
Home Depot Inc (HD)            COM              437076102     2156    50020 SH       SOLE                    50020
IBM (IBM)                      COM              459200101      214     2221 SH       SOLE                     2221
Intel (INTC)                   COM              458140100     2557    97171 SH       SOLE                    97171
J.P. Morgan Chase & Co. (JPM)  COM              46625H100      228     5085 SH       SOLE                     5085
Johnson & Johnson (JNJ)        COM              478160104     2171    24815 SH       SOLE                    24815
Mattel Inc (MAT)               COM              577081102      330    18600 SH       SOLE                    18600
Merck (MRK)                    COM              589331107     4240    55866 SH       SOLE                    55866
Oracle Corp. (ORCL)            COM              68389X105     2248   150093 SH       SOLE                   150093
Pfizer Inc. (PFE)              COM              717081103      300     7337 SH       SOLE                     7337
Regent Ventures Ltd. (REV.CN)  COM              75890F101        0    10000 SH       SOLE                    10000
Royal Dutch (RD)               COM              780257804     1576    28432 SH       SOLE                    28432
SBC Communications (SBC)       COM              78387G103      320     7165 SH       SOLE                     7165
ServiceMaster (SVM)            COM              81760N109     2157   192100 SH       SOLE                   192100
Staples Inc (SPLS)             COM              855030102     2837   190734 SH       SOLE                   190734
Target Corp (TGT)              COM              87612E106     1326    36750 SH       SOLE                    36750
Texas Instruments Inc (TXN)    COM              882508104     2443    78855 SH       SOLE                    78855
Tyco Int'l Ltd (TYC)           COM              902124106      220     5100 SH       SOLE                     5100
Verizon Communications (VZ)    COM              92343V104      414     8391 SH       SOLE                     8391
Viacom Class B (VIA.B)         COM              925524308     4883   111043 SH       SOLE                   111043
Walmart (WMT)                  COM              931142103      496     9827 SH       SOLE                     9827
Archstone Comm. Trust          RTS              039581103      251    10200 SH       SOLE                    10200
Berger Small Company Growth Fu                  084045103       40 12043.907SH       SOLE                12043.907
Mass Mutual Corporate Investor                  576292106      459 18925.00000SH     SOLE              18925.00000
Vanguard Total Bond Market Ind                  921937108      146 14423.02100SH     SOLE              14423.02100